Segmented Information (Details) $ in Millions	12 Months Ended
	Dec. 31, 2021 CAD ($) segment	Dec. 31, 2020 CAD ($)	Dec. 31, 2019 CAD ($)
Revenues from External Customers [Line Items]
Number of operating segments | segment	1
Approximate percentage of the Company's freight revenues from national accounts	95.00%
Revenues	$ 14,477	$ 13,819	$ 14,917
Net income	4,892	3,562	4,216
Properties	41,178	40,069
Canada [Member]
Revenues from External Customers [Line Items]
Revenues	9,955	9,588	10,167
Net income	3,596	2,632	3,131
Properties	23,186	22,235
U.S. [Member]
Revenues from External Customers [Line Items]
Revenues	4,522	4,231	4,750
Net income	1,296	930	1,085
Properties	17,992	17,834
Freight [Member]
Revenues from External Customers [Line Items]
Revenues	$ 13,888	$ 13,218	$ 14,198
Revenue Benchmark [Member] | Freight [Member] | Customer Concentration Risk [Member]
Revenues from External Customers [Line Items]
Concentration of risk	4.00%	4.00%	4.00%